SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) mo $ / shares shares	Mar. 31, 2017 USD ($) mo $ / shares shares
Summary Of Significant Accounting Policies 1 | shares		1,125,000,000
Summary Of Significant Accounting Policies 2 | $ / shares		$ 0.001
Summary Of Significant Accounting Policies 3 | shares		22,500,000
Summary Of Significant Accounting Policies 4 | $ / shares		$ 0.001
Summary Of Significant Accounting Policies 5		22,500,000
Summary Of Significant Accounting Policies 6		200,000,000
Summary Of Significant Accounting Policies 7		20,776,000
Summary Of Significant Accounting Policies 8		61.00%
Summary Of Significant Accounting Policies 9 | shares		100,000,000
Summary Of Significant Accounting Policies 10 | $ / shares		$ 0.001
Summary Of Significant Accounting Policies 11		20,000,000
Summary Of Significant Accounting Policies 12		0.2
Summary Of Significant Accounting Policies 13		10
Summary Of Significant Accounting Policies 14		10
Summary Of Significant Accounting Policies 15		0.2
Summary Of Significant Accounting Policies 16 | shares		3,000,000
Summary Of Significant Accounting Policies 17 | $		$ 15,000,000
Summary Of Significant Accounting Policies 18 | mo		12
Summary Of Significant Accounting Policies 19 | shares		3,000,000
Summary Of Significant Accounting Policies 20 | $		$ 40,000,000
Summary Of Significant Accounting Policies 21 | mo		12
Summary Of Significant Accounting Policies 22 | $		$ 603,805
Summary Of Significant Accounting Policies 23 | $		1,192,119
Summary Of Significant Accounting Policies 24 | $		367,456
Summary Of Significant Accounting Policies 25 | $		$ 244,890
Summary Of Significant Accounting Policies 26		2
Summary Of Significant Accounting Policies 27		38.00%
Summary Of Significant Accounting Policies 28		21.00%
Summary Of Significant Accounting Policies 29		17.00%
Summary Of Significant Accounting Policies 30		3
Summary Of Significant Accounting Policies 31		58.00%
Summary Of Significant Accounting Policies 32		29.00%
Summary Of Significant Accounting Policies 33		15.00%
Summary Of Significant Accounting Policies 34		14.00%
Summary Of Significant Accounting Policies 35		2
Summary Of Significant Accounting Policies 36		51.00%
Summary Of Significant Accounting Policies 37		37.00%
Summary Of Significant Accounting Policies 38		14.00%
Summary Of Significant Accounting Policies 39		3
Summary Of Significant Accounting Policies 40		57.00%
Summary Of Significant Accounting Policies 41		24.00%
Summary Of Significant Accounting Policies 42		17.00%
Summary Of Significant Accounting Policies 43		15.00%
Summary Of Significant Accounting Policies 44		4
Summary Of Significant Accounting Policies 45		60.00%
Summary Of Significant Accounting Policies 46		20.00%
Summary Of Significant Accounting Policies 47		17.00%
Summary Of Significant Accounting Policies 48		12.00%
Summary Of Significant Accounting Policies 49		5
Summary Of Significant Accounting Policies 50		74.00%
Summary Of Significant Accounting Policies 51		24.00%
Summary Of Significant Accounting Policies 52		17.00%
Summary Of Significant Accounting Policies 53		17.00%
Summary Of Significant Accounting Policies 54		16.00%
Summary Of Significant Accounting Policies 1 | shares	1,125,000,000
Summary Of Significant Accounting Policies 2 | $ / shares	$ 0.001
Summary Of Significant Accounting Policies 3 | shares	22,500,000
Summary Of Significant Accounting Policies 4 | $ / shares	$ 0.001
Summary Of Significant Accounting Policies 5	22,500,000
Summary Of Significant Accounting Policies 6	200,000,000
Summary Of Significant Accounting Policies 7	20,776,000
Summary Of Significant Accounting Policies 8	61.00%
Summary Of Significant Accounting Policies 9 | shares	100,000,000
Summary Of Significant Accounting Policies 10 | $ / shares	$ 0.001
Summary Of Significant Accounting Policies 11	20,000,000
Summary Of Significant Accounting Policies 12	0.2
Summary Of Significant Accounting Policies 13	10
Summary Of Significant Accounting Policies 14	2.2
Summary Of Significant Accounting Policies 15	10
Summary Of Significant Accounting Policies 16	0.2
Summary Of Significant Accounting Policies 17 | shares	3,000,000
Summary Of Significant Accounting Policies 18 | $	$ 15,000,000
Summary Of Significant Accounting Policies 19 | mo	12
Summary Of Significant Accounting Policies 20 | shares	3,000,000
Summary Of Significant Accounting Policies 21 | $	$ 40,000,000
Summary Of Significant Accounting Policies 22 | mo	12
Summary Of Significant Accounting Policies 23 | $	$ 441,827
Summary Of Significant Accounting Policies 24 | $	$ 603,805